Noah Investments Subsidiaries (Parenthetical) (Detail) (Gopher Asset Management Co., Ltd.)	Dec. 31, 2013
Gopher Asset Management Co., Ltd.
Variable Interest Entity [Line Items]
Equity Interest ownership	100.00%